Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of detailed information derivatives
On December 31, 2019 and 2018 fair value of derivatives held by the Group can be summarized as follows:

	2019	2018
	(US$ millions)
Derivatives
Cash flow hedge derivatives	(17)	—
Net derivative asset (liability)	(17)	—

Disclosure of nature and extent of risks arising from financial instruments
Financing at December 31, 2019

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	118	117	118	332	431	3,428	4,543
Weighted average nominal interest rate	6.32%	5.46%	5.01%	7.24%	5.44%	5.81%	5.86%
Floating rate financing	68	38	27	185	654	457	1,429
Weighted average nominal interest rate	2.97%	1.77%	1.41%	3.25%	4.26%	0.96%	1.52%
Total	186	155	145	517	1,085	3,884	5,972
Weighted average nominal interest rate	5.10%	4.55%	4.34%	5.81%	4.73%	5.24%	4.82%
Financing at December 31, 2018

	Amounts due within:
	1 year	1–2 years	2–3 years	3–4 years	4–5 years	>5 years	Total
	(US$ millions)
Fixed rate financing	140	162	137	436	204	2,036	3,116
Weighted average nominal interest rate	6.35%	6.59%	6.64%	6.61%	4.10%	6.47%	6.34%
Floating rate financing	318	175	266	133	263	309	1,465
Weighted average nominal interest rate	10.28%	5.89%	2.73%	0.49%	4.41%	1.13%	1.98%
Total	458	337	403	570	468	2,345	4,580
Weighted average nominal interest rate	9.08%	6.23%	4.06%	5.18%	4.28%	5.76%	4.95%
Debt denomination at December 31

	2019	2018
	(US$ millions)
Debt denominated in US dollars	3,535	2,572
Debt denominated in currencies of the following countries
Colombia	531	718
Chad	—	62
Tanzania	14	112
Bolivia	350	306
Paraguay	206	207
El Salvador(i)	268	299
Panama(i)	918	261
Luxembourg (COP denominated)	43	43
Costa Rica	107	—
Total debt denominated in other currencies	2,437	2,008
Total debt	5,972	4,580

(i) El Salvador's official unit of currency is the U.S. dollar, while Panama uses the U.S. dollar as legal tender. Our local debt in both countries is therefore denominated in U.S. dollars but presented as local currency (LCY).

Disclosure of maturity analysis for derivative financial liabilities
Maturity profile of net financial liabilities at December 31, 2019

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Total debt and financing	(186)	(1,902)	(3,884)	(5,972)
Lease liability	(97)	(490)	(476)	(1,063)
Cash and equivalents	1,164	—	—	1,164
Pledged deposits (related to back borrowings)	1	—	—	1
Refundable deposit	—	—	—	—
Derivative financial instruments	(17)	—	—	(17)
Net cash (debt) including derivatives related to debt	865	(2,392)	(4,361)	(5,888)
Future interest commitments related to debt and financing	(308)	(1,088)	(106)	(1,502)
Future interest commitments related to leases	(157)	(476)	(295)	(928)
Trade payables (excluding accruals)	(510)	—	—	(510)
Other financial liabilities (including accruals)	(1,052)	(337)	—	(1,388)
Derivative instruments	(17)	—	—	(17)
Put option liability	(264)	—	—	(264)
Trade receivables	371	—	—	371
Other financial assets	602	104	—	707
Net financial liabilities	(469)	(4,189)	(4,762)	(9,420)

Maturity profile of net financial liabilities at December 31, 2018

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Total debt and financing(i)	(458)	(1,778)	(2,345)	(4,580)
Cash and equivalents	528	—	—	528
Pledged deposits (related to back borrowings)	2	—	—	2
Net cash (debt) including derivatives related to debt	72	(1,778)	(2,345)	(4,051)
Future interest commitments related to debt and financing	(248)	(786)	(77)	(1,111)
Trade payables (excluding accruals)	(478)	—	—	(478)
Other financial liabilities (including accruals)	(1,212)	(135)	—	(1,347)
Put option liability	(239)	—	—	(239)
Trade receivables	343	—	—	343
Other financial assets	181	126	—	306
Net financial liabilities	(1,582)	(2,573)	(2,422)	(6,577)

(i)
As at December 31, 2018, Debt and financing included finance lease liabilities of $353 million. As at December 31, 2019, and as a result of the application of IFRS 16, these are now shown in a separate line under Lease liabilities.

Disclosure of maturity analysis for non-derivative financial liabilities
Maturity profile of net financial liabilities at December 31, 2019

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Total debt and financing	(186)	(1,902)	(3,884)	(5,972)
Lease liability	(97)	(490)	(476)	(1,063)
Cash and equivalents	1,164	—	—	1,164
Pledged deposits (related to back borrowings)	1	—	—	1
Refundable deposit	—	—	—	—
Derivative financial instruments	(17)	—	—	(17)
Net cash (debt) including derivatives related to debt	865	(2,392)	(4,361)	(5,888)
Future interest commitments related to debt and financing	(308)	(1,088)	(106)	(1,502)
Future interest commitments related to leases	(157)	(476)	(295)	(928)
Trade payables (excluding accruals)	(510)	—	—	(510)
Other financial liabilities (including accruals)	(1,052)	(337)	—	(1,388)
Derivative instruments	(17)	—	—	(17)
Put option liability	(264)	—	—	(264)
Trade receivables	371	—	—	371
Other financial assets	602	104	—	707
Net financial liabilities	(469)	(4,189)	(4,762)	(9,420)

Maturity profile of net financial liabilities at December 31, 2018

	Less than 1 year	1 to 5 years	>5yrs	Total
	(US$ millions)
Total debt and financing(i)	(458)	(1,778)	(2,345)	(4,580)
Cash and equivalents	528	—	—	528
Pledged deposits (related to back borrowings)	2	—	—	2
Net cash (debt) including derivatives related to debt	72	(1,778)	(2,345)	(4,051)
Future interest commitments related to debt and financing	(248)	(786)	(77)	(1,111)
Trade payables (excluding accruals)	(478)	—	—	(478)
Other financial liabilities (including accruals)	(1,212)	(135)	—	(1,347)
Put option liability	(239)	—	—	(239)
Trade receivables	343	—	—	343
Other financial assets	181	126	—	306
Net financial liabilities	(1,582)	(2,573)	(2,422)	(6,577)

(i)
As at December 31, 2018, Debt and financing included finance lease liabilities of $353 million. As at December 31, 2019, and as a result of the application of IFRS 16, these are now shown in a separate line under Lease liabilities.

Disclosure of detailed information about managing capital
Net financial obligations to EBITDA

	Note	2019	2018
	(US$ millions)
Net financial obligations (i)	C.6.	5,870	4,051
EBITDA	B.3.	1,530	1,213
Net financial obligations to EBITDA (ii)		3.84	3.34

(i)
As at December 31, 2018, Net financial obligations included finance lease liabilities of $353 million. As at December 31, 2019, Net financial obligations also include Lease liabilities recognized under IFRS 16.

(ii) Ratio is above 3x on an IFRS basis. However, covenants are calculated on proportionate net financial obligations/EBITDA, including Guatemala and Honduras, which show results below 3x.
Gearing ratio

	Note	2019	2018
	(US$ millions)
Net financial obligations (i)	C.6.	5,870	4,051
Equity	C.1.	2,410	2,542
Net financial obligations and equity		8,280	6,593
Gearing ratio		0.71	0.61

(i)	Same comment as (i) in the table above.